Warrant liabilities- ECARX Warrants in connection with the Merger (Details) - Level 3 - ECARX Private Warrants	Jun. 30, 2024	Jun. 30, 2024 decimal	Jun. 30, 2024 $ / shares	Jun. 30, 2024 ¥ / shares	Dec. 31, 2023	Dec. 31, 2023 decimal	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ¥ / shares
Risk-free rate of return (%)
Warrant liabilities
Warrants measurement input	0.0447				0.0393
Volatility
Warrant liabilities
Warrants measurement input	0.4349				0.2950
Expected dividend yield
Warrant liabilities
Warrants measurement input	0.000				0
Fair value of the underlying ordinary shares (in USD or RMB per share)
Warrant liabilities
Warrants measurement input			2.06	14.97			3.16	22.44
Expected term
Warrant liabilities
Warrants measurement input		3.5				4